Geographic Segment Information (Restated) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Geographic segment information
Revenue	$ 1,521,818	$ 1,237,067	$ 2,714,213	$ 2,342,316	$ 5,305,130	$ 4,171,622
Cost of revenue	723,508	698,258	1,497,715	1,409,004	3,001,573	2,715,227
Total Expenses	954,509	557,494	1,650,875	916,197	2,177,467	1,568,231
Other Income (Expense)	138,425	116,209	345,495	234,773	441,908	369,423
Net Income (Loss) before tax from continuing operations	(17,774)	97,524	(88,882)	251,888	567,998	257,587
Discontinued operations	(104,678)		(297,530)
Assets	41,171,047	40,702,647	41,171,047	40,702,647	41,360,924	40,113,093
Debt	33,766,544	32,538,169	33,766,544	32,538,169	33,696,546	32,208,188
Australia [Member]
Geographic segment information
Revenue	1,519,644	1,237,067	2,712,039	2,342,316	5,305,130	4,171,622
Cost of revenue	721,304	698,258	1,495,511	1,409,004	3,001,573	2,715,227
Total Expenses	658,072	557,494	1,141,343	916,197	2,177,467	1,568,231
Other Income (Expense)	138,425	116,209	345,495	234,773	441,908	369,423
Net Income (Loss) before tax from continuing operations	366,863	97,524	420,679	251,888	567,998	257,587
Discontinued operations
Assets	41,037,889	40,702,647	41,037,889	40,702,647	41,034,499	40,113,093
Debt	33,609,632	32,538,169	33,609,632	32,538,169	33,693,546	32,208,188
USA [Member]
Geographic segment information
Revenue	2,174		2,174
Cost of revenue	2,204		2,204
Total Expenses	296,437		509,532
Other Income (Expense)
Net Income (Loss) before tax from continuing operations	(489,315)		(807,091)
Discontinued operations	(104,678)		(297,530)
Assets	7,154,616		7,154,616		326,425
Debt	553,117		553,117		3,000
Elimination [Member]
Geographic segment information
Revenue
Cost of revenue
Total Expenses
Other Income (Expense)
Net Income (Loss) before tax from continuing operations
Discontinued operations
Assets	7,021,458		7,021,458
Debt	$ 396,205		$ 396,205